Profit for the year	12 Months Ended
Dec. 31, 2018
Profit for the year
Profit for the year

11.        Profit for the year

Profit for the year has been arrived at after charging (crediting):

	Year ended	Year ended	Year ended
	12/31/18	12/31/17	12/31/16
	USD’000	USD’000	USD’000
Impairment losses on assets
Bad debt allowance on trade receivables (Note 38)	964	301	201
Reversal of bad debt allowance on doubtful trade receivables (Note 38)	(27)	(438)	(1,603)
Reversal of bad debt allowance on doubtful other receivables	—	—	(8,809)
Impairment losses on inventory (Note 23)	6,412	46,857	3,706
Impairment losses on tangible assets (Note 16)	990	—	7,529
Impairment losses on intangible assets (Note 17)	8,228	—	—
	16,567	46,720	1,024
Depreciation and amortization expense
Depreciation of property, plant and equipment (Note 16)	994,642	906,034	673,161
Amortization of intangible assets (Note 17)	51,595	63,098	55,080
Amortization of land use right	2,173	2,250	1,625
	1,048,410	971,382	729,866
Employee benefits expense
Wages, salaries and social security contributions	550,060	499,238	378,709
Bonus	64,130	57,289	123,313
Non-monetary benefits	48,837	47,204	31,686
Equity-settled share-based payments (Note 37)	11,661	18,214	14,210
	674,688	621,945	547,918
Royalties expense	30,678	37,466	37,023
Government funding
For specific R&D projects (Note 34)	(105,258)	(82,245)	(52,517)
For specific intended use (Note 34)	(51,695)	(51,626)	(21,181)
	(156,953)	(133,871)	(73,698)
Auditors’ remuneration
Audit services	1,372	1,413	1,529
Non-audit services	1,255	85	587
.	2,627	1,498	2,116